As filed with the Securities and Exchange Commission on May 8, 2009




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07737
                                                     ---------



                               THE PURISIMA FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)



                               13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)



                         U.S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741
                     ---------------------------------------
                     (Name and address of agent for service)



                                 (650) 851-3334
               --------------------------------------------------
               Registrant's telephone number, including area code



Date of fiscal year end: AUGUST 31
                         ---------



Date of reporting period:  FEBRUARY 28, 2009
                           -----------------



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ITEM 1. REPORTS TO STOCKHOLDERS.




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The Purisima Funds
--------------------------------------------------------------------------------
Semi-Annual Report (Unaudited)
February 28, 2009
The Purisima Total Return Fund
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      TABLE OF CONTENTS

        A Letter to Our Shareholders                                           2

        Sector Breakdown                                                       5

        Expense Example                                                        5

        Schedule of Investments                                                7

        Statement of Assets and Liabilities                                   14

        Statement of Operations                                               15

        Statement of Changes in Net Assets                                    16

        Financial Highlights                                                  17

        Notes to Financial Statements                                         18

        Other Information                                                     25

        Trustees and Officer Information                                      28

        Privacy Notice                                                        32
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INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.







EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.


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A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima Total Return Fund for the six-month period ended February 28, 2009. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK:

Global markets finished an extremely difficult period with heavy losses. The MSCI World Index fell -43.4%. A US housing downturn and subprime mortgage problems morphed into a financial sector panic, exacerbated by an accounting rule change expanding the definition of fair value accounting (FAS 157) and inconsistent government treatment of distressed financial institutions. This turned what seemed to be a 2008 bull market correction by normal standards into a full scale bear market.

We believe the broad economy can withstand the onslaught of the 2008 financial crisis. Eventually, owning stocks should prove extraordinarily rewarding. This bear is already larger than average in magnitude and average in duration--making, we believe, a recovery sometime in the near future increasingly probable. We are optimistic the market will rebound strongly in 2009--maybe immediately, maybe not, but rebound nonetheless.

That doesn't mean 2009 won't be tumultuous. We expect recession will continue through at least mid-year. But as a discounter of future conditions, the stock market should begin rising even as high volatility continues and the thrum of bad news drones on. Historically, bear markets end long before economic data improves--new bull markets climb a "wall of worry."

Underpinning our optimism is the unprecedentedly massive wall of global monetary and fiscal stimulus. So far, governments and central banks around the world have initiated numerous policies in an effort to unfreeze the financial system, restore confidence, and stimulate economies. Credit markets are showing signs of thawing, as closely watched global overnight interbank lending rates have come down since spiking in September and early October. In time, calmness should return to credit markets and before long, stocks could well bottom and a new bull market may begin.

We do not know when the market bottom will occur. Timing the bottom precisely isn't crucial to long-term portfolio success. What matters more is positioning the portfolio to capture the initial upsurge of a new bull market, even if that means absorbing the volatility around a bear market bottom. Bear markets typically bottom and recover in a "V" shape--a steep, final drop driven almost exclusively by non-fundamental forces followed by a similarly steep upward burst. In such environments, the regions, sectors, industries, and even individual stocks performing worst on the way down tend to outperform during the initial surge. In these situations, the market acts like a spring. For non-fundamental reasons, the areas that are pushed down the hardest have the most initial force to pop upwards.

2
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FUND POSITIONING

We see numerous fundamentally bullish factors potentially setting the stage for a new bull market: massive monetary and fiscal stimulus, historically cheap stocks, dividend yields exceeding Treasury yields, constrained equity supply from lack of initial public offerings, and improving credit markets. None of these in and of themselves augur the timing of a recovery for stocks. They do, however, point to the potential for a very strong recovery in the period ahead. We remain fully invested in stocks to capture the initial surge from the bear market bottom. At this juncture, we think it would be a major mistake to markedly change portfolio allocations and risk missing the early stages of the rebound.

For the six-month period ending February 28, 2009, the Fund's country and sector allocation decisions overall benefited the portfolio relative to the benchmark. The Fund's overweight to Switzerland and slight underweight to the United States added to returns, while an underweight to Japan and overweight to Emerging Markets hurt returns. The Fund's underweight to Financials and overweight to Telecommunication Services benefited returns, while underweights to Health Care and Utilities detracted.

The Fund's stock selection overall detracted from portfolio returns relative to the benchmark. Stock selection in the United Kingdom, Japan, and France hurt returns. Stock selection in Consumer Staples helped returns, while stock selection in Energy and Materials detracted.

CLOSING REMARKS

The Fund underperformed the MSCI World benchmark over the six-month period ending February 28, 2009. This period proved immensely challenging, but we are optimistic for the period ahead. Unless some major new exogenous problem emerges, a further significant market decline, while much feared, is in our view highly unlikely.

Weak economic news seems endless, but it's important to remember two crucial facts. First, stocks have routinely rebounded in advance of an economic recovery while the economy was still contracting. Second, every bear market has been followed by a bull market, which typically ended up being bigger than many people expected.

Thank you for your continued interest and support.

Sincerely,



Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.


                                                                               3
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PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

CURRENT AND FUTURE PORTFOLIO HOLDINGS ARE SUBJECT TO RISK

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. SMALL-AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC 04/09






4
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SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA TOTAL RETURN FUND
      ---------------------------------------------------------------
      Energy                                                    17.6%
      Information Technology                                    16.1%
      Industrials                                               11.2%
      Consumer Staples                                          10.7%
      Materials                                                 10.2%
      Financials                                                 9.8%
      Health Care                                                9.0%
      Consumer Discretionary                                     6.3%
      Telecommunication Services                                 6.2%
      Utilities                                                  1.7%
      Mutual Funds                                               1.2%
      ---------------------------------------------------------------
      Total                                                    100.0%

------------
(1) Percentage of Total Investments as of February 28, 2009.


IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2008 to February 28, 2009 for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                                                               5
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HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         ACTUAL        HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND             PERFORMANCE   (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (09/01/08)    $   1,000.00    $   1,000.00
Ending Account Value (02/28/09)       $     545.00    $   1,017.36
Expenses Paid During Period(1)        $       5.75    $       7.50
--------------------------------------------------------------------------------

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(1)  Expenses are equal to the Fund's expense ratio for the six month period of
     1.50% for the Total Return Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


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

PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

SHARES/PRINCIPAL AMOUNT                                            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.9%

AUSTRALIA: 1.8%
114,800    BHP Billiton - ADR                                     $    4,181,016
                                                                  --------------

BRAZIL: 3.9%
 10,800    Banco Bradesco SA                                              94,176
 11,222    Companhia Energetica de Minas Gerais - ADR                    153,293
 15,300    Companhia Siderurgica Nacional SA - ADR                       202,113
 27,100    Companhia Vale do Rio Doce                                    302,165
230,900    Companhia Vale do Rio Doce - ADR                            2,976,301
 11,000    Empresa Brasileira de Aeronautica SA
             (Embraer) - ADR                                             118,910
 25,800    Gerdau SA - ADR                                               134,934
186,200    Petroleo Brasileiro SA - ADR                                5,163,326
 40,200    Weg SA                                                        197,184
                                                                  --------------
                                                                       9,342,402
                                                                  --------------
CANADA: 1.4%
 87,500    EnCana Corporation                                          3,444,875
                                                                  --------------

CHINA: 3.6%
   450     Baidu.com - ADR (a)                                            66,744
138,500    China Cosco Holdings Company, Ltd.                             75,722
  3,400    China Life Insurance Company, Ltd. - ADR                      141,406
177,500    China Mobile Hong Kong, Ltd. - ADR                          7,694,625
  3,450    China Petroleum & Chemical
             Corporation - ADR                                           180,953
  3,450    CNOOC, Ltd. - ADR                                             296,458
366,000    Industrial & Commercial Bank
             Of China, Ltd.                                              150,076
 46,400    Weichai Power Company, Ltd.                                    78,617
                                                                  --------------
                                                                       8,684,601
                                                                  --------------
CZECH REPUBLIC: 0.0%
  3,000    Cez AS                                                         90,726
                                                                  --------------

FINLAND: 1.2%
296,400    Nokia Oyj - ADR                                             2,774,304
                                                                  --------------


The accompanying notes are an integral part of these financial statements.     7
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SHARES                                                                  VALUE
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FRANCE: 3.7%
25,700     AXA                                                    $      239,048
173,550    AXA - ADR                                                   1,575,834
45,600     BNP Paribas SA                                              1,502,464
115,608    Total SA - ADR                                              5,456,698
                                                                  --------------
                                                                       8,774,044
                                                                  --------------
GERMANY: 5.6%
160,000    BASF AG - ADR                                               4,490,896
17,600     E.ON AG                                                       455,395
129,900    E.ON AG - ADR                                               3,387,026
100,900    Siemens AG - ADR                                            5,107,558
                                                                  --------------
                                                                      13,440,875
                                                                  --------------
HONG KONG: 1.0%
283,800    Cheung Kong Holdings, Ltd. - ADR                            2,336,667
                                                                  --------------

INDIA: 0.1%
1,600      HDFC Bank, Ltd. - ADR                                          81,600
5,400      ICICI Bank, Ltd. - ADR                                         67,284
1,700      Reliance Industries, Ltd. - ADR                                84,172
100        Reliance Industries, Ltd. - GDR 144A                            4,875
11,100     Sterlite Industries India, Ltd. - ADR                          51,060
                                                                  --------------
                                                                         288,991
                                                                  --------------

INDONESIA: 0.2%
264,500    Bank Rakyat Tbk PT                                             82,242
572,400    Bumi Resources Tbk PT                                          36,790
385,000    International Nickel Indonesia Tbk PT                          69,898
456,500    Medco Energi Internasional Tbk PT (a)                          78,497
9,400      Telekomunikasi Indonesia Tbk PT - ADR                         200,220
                                                                  --------------
                                                                         467,647
                                                                  --------------
ISRAEL: 0.1%
6,200      Teva Pharmaceutical Industries,
             Ltd. - ADR                                                  276,396
                                                                  --------------

ITALY: 0.9%
141,532    Intesa Sanpaolo SpA - ADR                                   2,088,007
                                                                  --------------

JAPAN: 5.6%
150,000    Honda Motor Co., Ltd. - ADR                                 3,544,500
454,200    Mitsubishi UFJ Financial Group,
             Incorporated - ADR                                        2,030,274
283,800    Nomura Holdings, Incorporated                               1,203,886
260,900    Panasonic Corp. - ADR                                       2,997,741
86,200     Sony Corporation                                            1,473,248
57,500     Sumitomo Mitsui Financial Group,
             Incorporated                                              1,867,667
48,400     Sumitomo Mitsui Financial
             Group, Incorporated - ADR (a)                               156,806
                                                                  --------------
                                                                      13,274,122
                                                                  --------------


8     The accompanying notes are an integral part of these financial statements.
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SHARES                                                                  VALUE
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MALAYSIA: 0.1%
 52,200    Bumiputra-Commerce Holdings BHD                        $       97,149
226,600    MMC Corporation BHD                                            86,178
                                                                  --------------
                                                                         183,327
                                                                  --------------

MEXICO: 1.2%
101,400    America Movil SA de CV - ADR                                2,583,672
216,241    Grupo Mexico SA de CV                                         122,815
 17,700    Industrias Penoles SA de CV                                   156,011
  6,000    Wal-Mart De Mexico SA de CV - ADR                             112,631
                                                                  --------------
                                                                       2,975,129
                                                                  --------------
NETHERLANDS: 2.5%
197,827    ING Groep NV - ADR                                            892,200
264,400    Unilever NV - ADR                                           5,052,684
                                                                  --------------
                                                                       5,944,884
                                                                  --------------
NORWAY: 0.0%
      0    Statoil ASA                                                         4
                                                                  --------------

PHILIPPINES: 0.1%
  7,500    Philippine Long Distance Telephone -                          333,375
                                                                  --------------
              ADR

POLAND: 0.1%
  1,900    Bank Pekao SA - GDR                                            40,470
    900    Bre Bank SA (a)                                                23,417
  2,800    KGHM Polska Miedz SA - GDR                                     47,880
                                                                  --------------
                                                                         111,767
                                                                  --------------
RUSSIAN FEDERATION: 0.1%
  3,000    LUKOIL - ADR                                                   94,050
  1,400    OAO Gazprom - ADR (a)                                          17,822
  9,900    OAO Gazprom - Sponsored ADR                                   128,601
                                                                  --------------
                                                                         240,473
                                                                  --------------
SOUTH AFRICA: 0.2%
  3,400    Anglo Platinum, Ltd. - ADR                                    130,614
 15,300    MTN Group Ltd.                                                130,213
  5,500    Sasol, Ltd. - ADR                                             138,215
                                                                  --------------
                                                                         399,042
                                                                  --------------


The accompanying notes are an integral part of these financial statements.     9
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SHARES                                                                  VALUE
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SOUTH KOREA: 0.5%
  7,000    Daewoo Securities Company, Ltd.                        $       65,278
  3,500    Daewoo Shipbuilding & Marine
           Engineering Company, Ltd. - GDR (a)                            89,915
  1,200    Daewoo Shipbuilding & Marine Engineering
             Company, Ltd. - Sponsored GDR 144A (a)                       30,832
  5,100    Hynix Semiconductor - GDR 144A (a)                             28,733
  1,400    Hyundai Heavy Industries Company, Ltd.                        162,053
  2,800    KB Financial Group, Inc. - ADR (a)                             52,696
  7,500    LG Investment & Securities, Incorporated                       66,761
  3,425    POSCO - ADR                                                   171,832
    750    Samsung Electronic Company, Ltd.                              114,375
    500    Samsung Electronics Company, Ltd. -
           GDR 144A                                                       77,763
    900    Samsung Fire & Marine Insurance Company                        92,145
  2,500    Samsung Securities Company, Ltd.                               85,591
  1,800    Shinhan Financial Group Company, Ltd. -                        53,370
             ADR (a)
  3,600    SK Energy Company, Ltd.                                       170,205
  2,400    Woori Finance Holdings Company, Ltd. -
             ADR (a)                                                      27,936
                                                                  --------------
                                                                       1,289,485
                                                                  --------------
SPAIN: 2.8%
495,675    Banco Santander Central Hispano
             SA - ADR                                                  2,983,964
 67,700     Telefonica SA - ADR                                        3,761,412
                                                                  --------------
                                                                       6,745,376
                                                                  --------------
SWITZERLAND: 10.0%
349,300    Abb, Ltd - ADR                                              4,209,065
166,800    Credit Suisse Group - ADR                                   4,029,888
168,050    Nestle SA                                                   5,507,575
 54,900    Roche Holding AG                                            6,241,570
 44,306    Transocean, Ltd (a)                                         2,648,170
133,833    UBS AG (a)                                                  1,211,184
                                                                  --------------
                                                                      23,847,452
                                                                  --------------
TAIWAN: 0.2%
 35,480    Advanced Semiconductor Engineering,
             Incorporated - ADR                                           60,316
 28,451    Hon Hai Precision - GDR                                       111,243
 20,342    Siliconware Precision Industries,
             Ltd - ADR                                                    90,115
 43,518    Taiwan Semiconductor Manufacturing
             Company, Ltd. - ADR                                         328,126
                                                                  --------------
                                                                         589,800
                                                                  --------------


10    The accompanying notes are an integral part of these financial statements.
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SHARES                                                                  VALUE
--------------------------------------------------------------------------------

TURKEY: 0.1%
 10,000    Turkcell Iletisim Hizmet AS - ADR                      $      123,200
                                                                  --------------

UNITED KINGDOM: 2.7%
 13,003    Anglo American Plc                                            186,337
170,000    Anglo American Plc - ADR                                    1,201,900
 88,250    GlaxoSmithKline Plc - ADR                                   2,658,972
 24,625    Rio Tinto Plc - ADR                                         2,511,750
                                                                  --------------
                                                                       6,558,959
                                                                  --------------
UNITED STATES: 49.2%
157,550    Anadarko Petroleum Corp.                                    5,506,372
343,000    Applied Materials, Inc.                                     3,159,030
139,200    Carnival Corp.                                              2,722,752
120,500    Caterpillar, Inc.                                           2,965,505
394,000    Cisco Systems, Inc. (a)                                     5,740,580
162,000    The Coca-Cola Co.                                           6,617,700
104,700    ConocoPhillips                                              3,910,545
 72,000    Devon Energy Corp.                                          3,144,240
221,700    Electronic Arts, Inc. (a)                                   3,615,927
352,550    EMC Corp. (a)                                               3,701,775
125,300    Freeport-McMoRan Copper & Gold, Inc.                        3,811,626
281,150    General Electric Co.                                        2,392,587
151,900    Hewlett-Packard Co.                                         4,409,657
 89,900    Honeywell International, Inc.                               2,412,017
330,700    Intel Corp.                                                 4,213,118
108,800    Johnson & Johnson                                           5,440,000
 68,400    Lockheed Martin Corp.                                       4,316,724
131,200    Merck & Co., Inc.                                           3,175,040
313,500    Microsoft Corp.                                             5,063,025
111,500    Nucor Corp.                                                 3,751,975
131,700    Occidental Petroleum Corp.                                  6,831,279
336,400    Oracle Corp. (a)                                            5,227,656
309,600    Pfizer, Inc.                                                3,811,176
 69,225    Procter & Gamble Co.                                        3,334,568
127,000    Schlumberger Ltd.                                           4,833,620
 75,000    Target Corp.                                                2,123,250
296,000    Time Warner, Inc.                                           2,258,480
103,600    United Technologies Corp.                                   4,229,988
100,900    Wal-Mart Stores, Inc.                                       4,968,316
                                                                  --------------
                                                                     117,688,528
                                                                  --------------


The accompanying notes are an integral part of these financial statements.    11
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SHARES                                                                  VALUE
--------------------------------------------------------------------------------





TOTAL COMMON STOCKS
  (Cost $373,043,612)                                             $  236,495,474
                                                                  --------------

PREFERRED STOCKS: 0.2%
BRAZIL: 0.2%
 13,250    Banco Itau Holding Financeira SA                              121,635
  3,100    Companhia de Bebidas das Americas
             (AmBev) - ADR                                               125,426
 21,000    Lojas Americanas SA                                            49,615
  2,000    Uniao de Bancos Brasileiros SA                                104,660
                                                                  --------------
                                                                         401,336
                                                                  --------------

TOTAL PREFERRED STOCKS
  (Cost $950,296)                                                 $      401,336
                                                                  --------------

MUTUAL FUNDS: 1.2%
2,924,191  SEI Daily Income Trust Government Fund                      2,924,191
                                                                  --------------

TOTAL MUTUAL FUNDS
  (Cost $2,924,191)                                               $    2,924,191
                                                                  --------------

TOTAL INVESTMENTS
  (Cost $376,918,099): 100.3%                                        239,821,001
Liabilities in Excess of Other Assets: (0.3)%                           (783,998)
                                                                  --------------
NET ASSETS: 100.0%                                                $  239,037,003
                                                                  ==============

-------
ADR - American depositary receipt.
GRD - Global Depository Receipt.
(a)   Non Income Producing

12    The accompanying notes are an integral part of these financial statements.
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SHARES                                                                  VALUE
--------------------------------------------------------------------------------


INDUSTRY                                                         % OF NET ASSETS
--------------------------------------------------------------------------------

Oil, Gas & Consumable Fuels                                              14.5%
Pharmaceuticals                                                           9.0%
Metals & Mining                                                           8.4%
Software                                                                  5.8%
Commercial Banks                                                          4.9%
Aerospace & Defense                                                       4.6%
Wireless Telecommunication Services                                       4.5%
Food Products                                                             4.4%
Communications Equipment                                                  3.6%
Computers & Peripherals                                                   3.4%
Semiconductors & Semiconductor Equipment                                  3.3%
Industrial Conglomerates                                                  3.2%
Energy Equipment & Services                                               3.1%
Beverages                                                                 2.8%
Capital Markets                                                           2.8%
Food & Staples Retailing                                                  2.1%
Chemicals                                                                 1.9%
Household Durables                                                        1.9%
Electrical Equipment                                                      1.8%
Electric Utilities                                                        1.7%
Diversified Telecommunication Services                                    1.7%
Machinery                                                                 1.5%
Automobiles                                                               1.5%
Household Products                                                        1.4%
Hotels, Restaurants & Leisure                                             1.1%
Real Estate Management & Development                                      1.0%
Media                                                                     0.9%
Multiline Retail                                                          0.9%
Insurance                                                                 0.9%
Diversified Financial Services                                            0.4%
Electronic Equipment & Instruments                                        0.1%
Marine                                                                    0.0%
Internet Software & Services                                              0.0%
                                                                       ------
  TOTAL INVESTMENT IN SECURITIES                                         99.1%
CASH EQUIVALENT                                                           1.2%
LIABILITIES IN EXCESS OF OTHER ASSETS                                    -0.3%
                                                                       ------
TOTAL NET ASSETS                                                        100.0%
                                                                       ======



The accompanying notes are an integral part of these financial statements.    13
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

PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009 (UNAUDITED)

ASSETS
Investments in securities, at cost                                $ 376,918,099
Foreign Currency, at cost                                         $       1,136
                                                                  =============

Investments in securities, at value                               $ 239,821,001
Foreign Currency, at value                                        $       1,719
Receivables:
  Dividends and interest                                                968,435
  Fund shares sold                                                       40,115
  Investments sold                                                    1,983,868
Other assets                                                             75,682
                                                                  -------------
  Total Assets                                                      242,890,820
                                                                  -------------

LIABILITIES
  Payables for fund shares redeemed                                     262,401
  Payables for investments purchased                                  3,129,875
  Accrued advisory fees (Note 3)                                        186,481
  Accrued distribution fees (Note 4)                                    151,124
  Accrued fund administration, fund accounting,
    transfer agent and custody fees                                      96,593
  Other accrued expenses and liabilities                                 27,343
                                                                  -------------
    Total Liabilities                                                 3,853,817
                                                                  -------------

NET ASSETS                                                        $ 239,037,003
                                                                  =============
  Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                     22,317,432
                                                                  =============

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $       10.71
                                                                  =============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $ 396,699,608
  Accumulated net investment income gain                              1,065,988
  Accumulated net realized loss on investments                      (21,632,078)
  Net unrealized depreciation on investments                       (137,097,098)
  Net unrealized appreciation on foreign currency                           583
                                                                  -------------
  Net assets                                                      $ 239,037,003
                                                                  =============



14    The accompanying notes are an integral part of these financial statements.
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

PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
                                                                   TOTAL RETURN
                                                                       FUND
                                                                   ------------
INVESTMENT INCOME
Income
  Dividends (net of foreign taxes withheld of $244,335)           $   3,807,511
  Interest income                                                        28,669
                                                                  -------------
    Total income                                                      3,836,180
                                                                  -------------
EXPENSES
  Advisory fees (Note 3)                                              1,541,085
  Distribution fees (Note 4)                                            327,202
  Administration fees (Note 3)                                          126,588
  Transfer agent fees                                                   107,965
  Fund accounting fees                                                   55,580
  Custody fees                                                           51,625
  Insurance expense                                                      44,045
  Reports to shareholders                                                16,555
  Registration fees                                                      19,256
  Audit fees                                                             15,198
  Legal fees                                                             11,940
  Trustee fees                                                           11,127
  Miscellaneous                                                           5,624
  Interest expense                                                          222
                                                                  -------------
    Total expenses                                                    2,334,012
    Less: Expenses waived by Adviser (Note 3)                           (22,010)
                                                                  -------------
    Net expenses                                                      2,312,002
                                                                  -------------

NET INVESTMENT INCOME                                                 1,524,178
                                                                  -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized loss on investments                                  (21,274,212)
  Net realized loss on foreign currency                                 (32,099)
  Change in net unrealized depreciation on investments             (186,271,184)
  Change in net unrealized appreciation on foreign currency               3,200
                                                                  -------------
  Net loss on investments                                          (207,574,295)
                                                                  -------------

    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(206,050,117)
                                                                  =============



The accompanying notes are an integral part of these financial statements.    15
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PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                     TOTAL RETURN FUND
                                              SIX MONTHS ENDED     YEAR ENDED
                                              FEBRUARY 28, 2009  AUGUST 31, 2008
                                              -----------------  ---------------
INCREASE IN NET ASSETS FROM:                     (Unaudited)

OPERATIONS
  Net investment income                          $   1,524,178    $   2,923,870
  Net realized gain (loss) on investments and
    foreign currency                               (21,306,311)      22,275,073
  Change in net unrealized depreciation on
    investments                                   (186,271,184)     (84,190,652)
  Change in net unrealized
    appreciation (depreciation) on foreign
    currency                                             3,200           (2,617)
                                                 -------------    -------------
    NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                             (206,050,117)     (58,994,326)
                                                 -------------    -------------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                        (2,541,948)      (1,298,261)
  From net realized gain on investments             (6,295,704)     (34,522,389)
                                                 -------------    -------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (8,837,652)     (35,820,650)
                                                 -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets
    derived from net change in outstanding
    shares (a)                                      (1,687,454)      84,703,220
                                                 -------------    -------------

    TOTAL DECREASE IN NET ASSETS                  (216,575,223)     (10,111,756)
                                                 -------------    -------------
NET ASSETS
  Beginning of period                              455,612,226      465,723,982
                                                 -------------    -------------
  END OF PERIOD                                  $ 239,037,003    $ 455,612,226
                                                 =============    =============

Undistributed net investment income              $   1,065,988    $     287,038
                                                 =============    =============
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

(a) A summary of capital share transactions is as follows:

                                         SIX MONTHS ENDED                  YEAR ENDED
                                        FEBRUARY 28, 2009*               AUGUST 31, 2008
                                   ---------------------------    ------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                  ------------   -------------    --------------   -------------
Shares sold                         1,805,552    $  25,441,228        5,193,681    $ 118,169,093
Shares issued on reinvestment
  of distributions                    620,071    $   8,228,346        1,428,514    $  33,170,091
Shares redeemed                    (2,608,562)     (35,357,028)      (2,906,534)   $ (66,635,964)
                                   ----------    -------------       ----------    -------------
Net increase                         (182,939)   $  (1,687,454)       3,715,661    $  84,703,220
                                   ==========    =============       ==========    =============

--------
* Unaudited.


16    The accompanying notes are an integral part of these financial statements.
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PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                            SIX MONTHS
                              ENDED                        YEAR ENDED AUGUST 31,
                             FEB. 29,    ----------------------------------------------------------
                              2009++         2008        2007         2006       2005        2004
                           ----------    ----------  ----------  ----------  ----------  ----------
Net asset value,
  beginning of period      $    20.25    $    24.79  $    21.51  $    19.03  $    16.58  $    15.31
                           ----------    ----------  ----------  ----------  ----------  ----------
INCOME FROM
  INVESTMENT OPERATIONS:
  Net investment income          0.07          0.15        0.09        0.04        0.10        0.07
  Net realized and
    unrealized gain
    (loss) on
    investments                 (9.20)        (2.82)       3.27        2.72        2.42        1.27
                           ----------    ----------  ----------  ----------  ----------  ----------
Total from investment
  operations                    (9.13)        (2.67)       3.36        2.76        2.52        1.34
                           ----------    ----------  ----------  ----------  ----------  ----------
Less distributions:
  From net investment           (0.12)        (0.07)      (0.08)      (0.28)      (0.07)      (0.07)
    income
  From net realized gain        (0.29)        (1.80)        --          --          --          --
                           ----------    ----------  ----------  ----------  ----------  ----------
Total distributions             (0.41)        (1.87)      (0.08)      (0.28)      (0.07)      (0.07)
                           ----------    ----------  ----------  ----------  ----------  ----------
Net asset value, end       $    10.71    $    20.25  $    24.79  $    21.51  $    19.03  $    16.58
                           ==========    ==========  ==========  ==========  ==========  ==========
  of period
Total return                   (45.50%)**    (11.75%)     15.63%      14.54%      15.20%       8.72%
RATIOS/SUPPLEMENTAL
  DATA:
  Net assets, end of
      period (millions)    $   239.0     $   455.6   $   465.7   $   387.3   $   325.4   $   298.6
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed
    or recouped                  1.51%*        1.41%       1.39%       1.49%       1.46%       1.49%
  After fees waived and
    expenses absorbed
    or recouped                  1.50%*        1.41%       1.39%       1.49%       1.49%       1.50%
RATIO OF NET
  INVESTMENT
INCOME TO AVERAGE
  NET ASSETS #                   0.99%*        0.61%       0.37%       0.21%       0.52%       0.42%
Portfolio turnover              12.06%**      42.60%      16.38%      43.47%      16.68%      19.50%
  rate

-----------
*  Annualized.
** Not annualized.
++ Unaudited.
#  Net of fees waived.



The accompanying notes are an integral part of these financial statements.    17
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PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset
Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Fund seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global
          Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price.
          Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities;
          and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

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          The Funds adopted the provisions of Statement of Financial Accounting
          Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Portfolio's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. See Note 6 - Fair
          Value of Financial Instruments for further disclosure.

     B.   FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in
          U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

          The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

          Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

          On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in
          Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last

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          Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December
          15, 2006 and is to be applied to all open tax years as of the effective date. The Fund adopted FIN 48 effective February 29, 2008.
          Management of the Fund has reviewed the tax positions for the fiscal years ending August 31, 2005 through 2008 and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United
          States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

          The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     H. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2008, the Total Return Fund increased accumulated undistributed net investment income by $1,734,271, decreased accumulated net realized gain on investments by $1,796,718, and increased paid-in capital by $62,447.

     I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of

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          business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications.
          The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

     J.   LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A.
          Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly.

          Borrowing activity under the Loan Agreement for the six months ended
          February 28, 2009, was as follows:

 MAXIMUM                           AMOUNT             AVERAGE       AVERAGE
  AMOUNT         INTEREST       OUTSTANDING AT        AMOUNT        INTEREST
OUTSTANDING      EXPENSE      FEBRUARY 28, 2009     OUTSTANDING       RATE
-----------      -------      -----------------     -----------       ----
 $ 748,000        $ 222          $ 0                  $ 17,983       2.750%

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND
         OTHER SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.
As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2009, the Adviser waived fees of $22,010.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC
("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund
Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related

                                                                              21
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statistical data and makes required tax reporting calculations. During the six months ended February 28, 2009, Purisima Total Return Fund paid USBFS $126,588 for services rendered in its capacity as the Trust's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to
Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2009, the Fund incurred $327,202 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S.
Government securities and short-term investments, for the six months ended
February 28, 2009 were as follows:

            FUND                    PURCHASES            SALES
            ----                    ---------            -----
       Total Return Fund           $38,290,803        $44,441,048

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

In September 2006, the Financial Accounting Standards Board issued Standard No.
157, "Fair Value Measurements" effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund adopted SFAS 157 effective September 1, 2008. A summary of the fair value hierarchy under SFAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of February
28, 2009. These assets are measured on a recurring basis.

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DESCRIPTION                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted prices                                $  239,644,209
Level 2 - Other significant observable inputs          $      176,792
Level 3 - Significant unobservable inputs              $        --
--------------------------------------------------------------------------------
Total                                                  $  239,821,001

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                                     TOTAL RETURN
                                                     ------------
Cost of investments for tax purposes                 $ 408,276,580
                                                     =============
Gross tax unrealized appreciation                    $  88,671,810
Gross tax unrealized depreciation                      (39,842,551)
                                                     -------------
Net tax unrealized appreciation                         48,829,259
                                                     -------------
Undistributed ordinary income                            2,197,327
Undistributed Long Term Capital Gains                    6,295,144
                                                     -------------
Total distributable earnings                             8,492,471
                                                     -------------
Other accumulated earnings                                 (96,566)
                                                     -------------
Total accumulated earnings                           $  57,225,164
                                                     =============

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At
August 31, 2008, the Fund deferred, on a tax basis, $93,949 of Post-October losses.

The tax composition of dividends are as follows:

                                    ORDINARY           LONG TERM
                                     INCOME           CAPITAL GAINS
                                     ------           -------------
Total Return Fund
2/28/2009                       $    2,541,948         $  6,295,704
8/31/2008                       $    1,298,261         $ 34,522,389

The Fund designated as long-term capital gain dividend, pursuant to Internal
Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended
August 31, 2008.


                                                                              23
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NOTE 8 - RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position.
Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.












24
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PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

On October 30, 2008, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the Total Return
Fund for the one-year period commencing November 1, 2008. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on the Fund's investment results;
portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, advisory fee and expense comparisons, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund. The Board's Independent
Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

     1.   Nature, Extent and Quality of Services

          THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that the Adviser had maintained the quality of services provided to the Fund despite the continued relatively small share of the Adviser's assets under management represented by the Fund, typically around one percent.


                                                                              25
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          OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

          The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders..

     2.   Investment Performance

          The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The
          Trustees compared the Fund's total returns with various independent securities price indexes (the Standard & Poor's 500 Stock Price Index, the Morgan Stanley Capital Institutional World Index and the Morgan
          Stanley Capital International EAFE Index) and mutual fund peer groups objectively compiled using data from Morningstar, Inc., and noted the satisfactory performance of the Fund during various periods compared to those indexes over various periods. The Board noted that the Fund's relative performance against the indexes and the peer group for various longer and shorter terms showed more underperformance than the largely favorable comparison noted during various prior contract renewal sessions of the Board. The Board will continue to monitor performance, but also understands the challenges of recent market conditions and does not view these more recent results as typical or as justifying disregard of prior favorable findings.

          The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

     3.   Advisory Fees and Total Expenses

          The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that, in the past, the Adviser had waived significant fees in respect of the Fund to maintain an overall expense limitation, which the Adviser would not be able to recoup, thus indicating a substantial prior investment by the Adviser in that Fund. The Board noted that the Fund is currently operating slightly below its expense limit. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients. The Board considered the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts.
          The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

26
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     4.   Adviser, Costs, Level of Profits and Economies of Scale

          The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The
          Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's past waiver of fees in respect of the Fund.
          The Board did not specifically examine the Adviser's level of profitability on the Fund given the Fund's relatively small size compared to the rest of the Adviser's assets under management and the reasonability of the Fund's fees and expenses compared to peer funds.
          The Board concluded that the Fund's cost structure is reasonable.

     5.   Ancillary Benefits

          The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

     6.   Conclusions

          Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free
1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

                                                                              27
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PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The
Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address,                     Position(s) Held Date
   of Birth                            with Trust               Year Elected(1)
--------------------------------------------------------------------------------

Kenneth L. Fisher* (born 1950)        President and
13100 Skyline Blvd.                   Trustee                        1996
Woodside, CA 94062

--------------------------------------------------------------------------------
Pierson E. Clair III (born 1948)      Trustee                        1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Scott LeFevre (born 1957)             Trustee                        2001
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1948)    Trustee                        2003
13100 Skyline Blvd.
Woodside, CA 94062:

--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)            Trustee                        1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)      Trustee                        1996
13100 Skyline Blvd.
Woodside, CA 94062


28
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                                             Number of
                                            Portfolios in
                                            Fund Complex            Other
Principal Occupation(s)                      Overseen by          Directorships
During Past Five Years                         Director              Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority             2                   None
shareholder of Fisher Investment, Inc.,
the sole shareholder of the Adviser,
and has served in such capacities since
the incorporation of the Adviser in 1986.
Prior thereto, he was the founder of
Fisher Investments, a sole proprietorship
which commenced operations in 1979.
--------------------------------------------------------------------------------
President and Chief Executive Officer of         2                   Signature
Brown & Haley since 1998 (fine confectioners);                       Foods, Inc.
Vice President of Blummer Chocolate Company
from 1980 to 1997, where he had been
employed since 1970.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital               2                   None
Management, a registered investment adviser.
--------------------------------------------------------------------------------
President and Chief Executive Officer
of Omnimetric Services, LLC since 2009
Executive Director of the law firm of            2              East Bay BOMA;
Berding & Weil, LLP since 1990.                                 BOMA California;
                                                                Heritage Bank
                                                               (Advisory Board).
--------------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA,          2                   None
a registered investment adviser since 1990.
--------------------------------------------------------------------------------
Attorney in private practice in Palo Alto,       2                   None
California. Prior to entering private
practice in June of 1981, served as a Branch
Chief of the Los Angeles Regional Office
of the U.S. Securities and Exchange Commission.
--------------------------------------------------------------------------------
                                                                              29
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                                Position(s) Held
Name, Address, Age                 with Trust                 Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)              Chief                         2005
13100 Skyline Blvd.               Compliance
Woodside, CA 94062                  Officer


--------------------------------------------------------------------------------
Keith Shintani (born 1963)       Secretary and                    2006
2020 East Financial Way            Assistant
Glendora, CA 91741                 Treasurer

--------------------------------------------------------------------------------
Michael Ricks (born 1977)        Treasurer                  2006
2020 East Financial Way
Glendora, CA 91741

--------------------------------------------------------------------------------

-------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*   "Interested person" of the Trust, as defined in the 1940 Act.












30
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                                                      Number of
                                                    Portfolios in
                                                    Fund Complex       Other
Principal Occupation(s)                             Overseen by    Directorships
During Past Five Years                                Director         Held
--------------------------------------------------------------------------------

Vice President and Chief Compliance Officer of          N/A             None
the Adviser. Vice President of Charles Schwab
& Co., Inc. from 1995 to 2004, where he had
been employed since 1983.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund                     N/A             None
Services, LLC and its predecessor,
Investment Company Administration, LLC since 1998.
--------------------------------------------------------------------------------
Assistant Vice President of U.S. Bancorp Fund           N/A             None
Services, LLC since 2001.

--------------------------------------------------------------------------------











                                                                              31
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PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and
THE PURISIMA FUNDS collect non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law.
We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you).
It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.


32
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                     This page is intentionally left blank.





--------------------------------------------------------------------------------

The Purisima Funds

--------------------------------------------------------------------------------

Semi-Annual Report
February 28, 2009
The Purisima All-Purpose Fund


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

A LETTER TO OUR SHAREHOLDERS

Welcome to the semi-annual report for the Purisima All-Purpose Fund for the six-month period ended February 28, 2009. The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,




Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC. 04/09

                              SECTOR BREAKDOWN(1)
                                  (Unaudited)

PURISIMA ALL-PURPOSE FUND

--------------------------------------------------------------------------------

U.S. Treasury Obligations                                             53.3%
Mutual Funds                                                          46.7%
--------------------------------------------------------------------------------
Total                                                                100.0%

(1) Percentage of Total Investments as of February 28, 2009.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2008 to February 28, 2009 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND              ACUTAL         HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)         PERFORMANCE     (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------

Beginning Account Value (9/01/08)    $1,000.00                $1,000.00

Ending Account Value (02/28/09)      $1,010.00                $1,017.36

Expenses Paid During Period(1)       $    7.48                    $7.50
--------------------------------------------------------------------------------









(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS FEBRUARY 28, 2009 (UNAUDITED)




SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

U.S. TREASURY NOTES: 42.4%
  10,000   5.125%, 06/30/2011                                        $   10,914
  10,000   4.000%, 09/30/2009                                            10,200
                                                                     ----------
    TOTAL U.S. TREASURY NOTES (COST $20,907)                             21,114
                                                                     ----------
MUTUAL FUNDS: 37.1%
  18,514 SEI Daily Income Trust Government Fund                          18,514
                                                                     ----------
    TOTAL MUTUAL FUNDS (COST $18,514)

TOTAL INVESTMENTS (COST $39,421): 79.5%                                  39,628
OTHER ASSETS IN EXCESS OF LIABILITIES: 20.5%                             10,191
                                                                     ----------
TOTAL NET ASSETS: 100.0%                                             $   49,819
                                                                     ==========


                            PURISIMA ALL-PURPOSE FUND


STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009 (UNAUDITED)
================================================================================

                                                                ALL-PURPOSE FUND
                                                                ----------------
ASSETS
  Investments in securities, at cost                              $      39,421
                                                                  =============

  Investments in securities, at value                             $      39,628
  Receivables:
   Dividends and interest                                                   257
   Due from Adviser (Note 3)                                             10,890
   Prepaid expenses                                                      15,651
                                                                  -------------
    Total Assets                                                         66,426
                                                                  -------------

LIABILITIES
  Accrued administration fees (Note 3)                                    1,799
  Accrued transfer agent fees                                             2,518
  Accrued audit fees                                                      6,738
  Accrued fund accounting fees                                            4,953
  Other accrued expenses                                                    599
                                                                  -------------
    Total Liabilities                                                    16,607
                                                                  -------------

NET ASSETS                                                        $      49,819
                                                                  =============

Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                          4,970
                                                                  =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                       $       10.02
                                                                  =============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $      49,785
  Accumulated net investment income                                         (67)
  Accumulated net realized loss on investments                             (106)
  Net unrealized appreciation on investments                                207
                                                                  -------------
    Net assets                                                    $      49,819
                                                                  =============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         PURISIMA ALL-PURPOSE FUND


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (UNAUDITED)
================================================================================
                                                                     ALL-PURPOSE
                                                                         FUND
                                                                     -----------
INVESTMENT INCOME
  Income
   Interest                                                            $    312
                                                                     -----------
    Total income                                                            312
                                                                     -----------
Expenses
  Advisory fees                                                             164
  Administration fees                                                    18,692
  Transfer agent fees                                                     7,520
  Fund accounting fees                                                   15,064
  Custody fees                                                            1,629
  Reports to shareholders                                                 1,679
  Registration fees                                                      10,100
  Audit fees                                                              6,848
  Legal fees                                                                  2
  Trustee fees                                                           10,860
  Miscellaneous                                                             368
                                                                     -----------
   Total expenses                                                        72,926
   Less: Expenses waived by Adviser (Note 3)                            (72,680)
                                                                     -----------
   Net expenses                                                             246
                                                                     -----------

    NET INVESTMENT INCOME                                                    66
                                                                     -----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain on investments                                            7
  Change in net unrealized appreciation on investments                      207
                                                                     -----------
   Net gain on investments                                                  214
                                                                     -----------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    280
                                                                     ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS
                                                            ENDED     YEAR ENDED
                                                         FEBRUARY 28, AUGUST 31,
INCREASE IN NET ASSETS FROM:                                2009         2008
                                                        ------------------------
                                                         (UNAUDITED)
OPERATIONS
  Net investment income                                    $     66    $  1,289
  Net realized gain on investments                                7           9
  Change in net unrealized appreciation
   (depreciation) on investments                                207         (96)
                                                           --------    --------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        280       1,202
                                                           --------    --------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                   (900)     (1,717)
  From net realized gains from investments                     (121)
                                                           --------    --------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (1,021)     (1,717)
                                                           --------    --------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
   net change in outstanding shares (a)                      21,021       1,717
                                                           --------    --------

    TOTAL INCREASE IN NET ASSETS                             20,280       1,202
                                                           --------    --------

NET ASSETS
  Beginning of period                                        29,539      28,337
                                                           --------    --------
  END OF PERIOD                                            $ 49,819    $ 29,539
                                                           ========    ========

  Undistributed net investment income                      $    (67)   $    767
                                                           --------    --------

(a) A summary of capital share transactions is as follows:

                                         SIX MONTHS ENDED         YEAR ENDED
                                        FEBRUARY 28, 2009*      AUGUST 31, 2008
                                        ------------------     ----------------
                                         SHARES     VALUE      SHARES    VALUE
                                        ---------  -------     -------  -------
Shares sold                               1,992    $20,000         --    $  --
Shares issued on reinvestment
  of distribution                           101      1,021        172      1,717
Shares redeemed                              --         --         --         --
                                          -----    -------       ----    -------
Net increase                              2,093    $21,021        172    $ 1,717
                                          =====    =======       ====    =======

* Unaudited







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMI-ANNUAL REPORT.

                                                                                   NOVEMBER 1,
                                            SIX MONTHS     FOR THE     FOR THE        2005^
                                               ENDED     YEAR ENDED   YEAR ENDED      THRU
                                            FEBRUARY 28,  AUGUST 31,   AUGUST 31,   AUGUST 31,
                                               2009++       2008         2007         2006
                                           ----------    ----------  ----------  ----------
Net asset value,
  beginning of period                      $    10.27    $    10.47  $    10.50  $    10.00
                                           ----------    ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.03          0.46        0.69        0.56
  Net realized and unrealized gain
   (loss) on investments                         0.07         (0.03)       0.04        0.00
                                           ----------    ----------  ----------  ----------
Total from investment operations                 0.10          0.43        0.73        0.56
                                           ----------    ----------  ----------  ----------

LESS DISTRIBUTIONS:
  From net investment income                    (0.31)        (0.63)      (0.76)      (0.06)
  From net investment income                    (0.04)         --          --          --
                                           ----------    ----------  ----------  ----------
Total distributions                             (0.35)        (0.63)      (0.76)      (0.06)
                                           ----------    ----------  ----------  ----------

Net asset value, end of period             $    10.02    $    10.27  $    10.47  $    10.50
                                           ==========    ==========  ==========  ==========

Total return                                     1.00%**       4.31%       7.27%       5.62%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (thousands)                             $    49.8     $    29.5   $    28.3   $    26.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                           445.55%*      500.20%     545.57%     620.25%*
  After fees waived                              1.50%*        1.50%       1.50%       1.50%*

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                        0.40%*        4.44%       6.66%       6.71%*

Portfolio turnover rate                          0.00%**       0.00%       0.00%       0.00%**


--------
#  Net of fees waived.
*  Annualized.
** Not annualized.
^  Commencement of operations.
++ Unaudited






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PURISIMA ALL-PURPOSE FUND


NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2009 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in a series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

                            PURISIMA ALL-PURPOSE FUND


          The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Portfolios' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. See Note 6 - Fair Value of Financial Instruments for further disclosure.

     B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

          The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

          Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

          In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

          On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48").

                                       PURISIMA ALL-PURPOSE FUND


          FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund adopted FIN 48 effective February 29, 2008. Management of the Fund has reviewed the tax positions for the fiscal years ending August 31, 2005 through 2008 and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     G. OPTIONS. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

          Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the

          PURISIMA ALL-PURPOSE FUND


          premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 28, 2009, the Fund had no options outstanding.

     H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

          The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     I . INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER
         SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2009, the Fund paid the Adviser $164.

                            PURISIMA ALL-PURPOSE FUND


As of February 28, 2009, the Adviser has reimbursed the Fund $72,680 to limit its total expenses to not more than 1.50% of the average daily net assets.



At February 28, 2009 the Adviser may recapture a portion of the following amounts that have been paid and/or waived on behalf of the Fund no later than the date as stated below:

FUND                       AUGUST 31, 2009    AUGUST 31, 2010    AUGUST 31, 2011
----                       ---------------    ---------------    ---------------

Purisima All-Purpose Fund     $ 131,092         $ 148,574           $ 144,904

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the six months ended February 28, 2009, Purisima All-Purpose Fund paid USBFS $18,692 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2009, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended February 28, 2009, were as follows:

FUND                                    PURCHASES                      SALES
----                                    ---------                      -----
Purisima All-Purpose Fund                 $ 0                           $ 0

                            PURISIMA ALL-PURPOSE FUND


NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund adopted SFAS 157 effective September 1, 2008. A summary of the fair value hierarchy under SFAS 157 is described below.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

         Level 1 - Quoted prices in active markets for identical securities.

         Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

         Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for the Fund as of February 28, 2009. These assets are measured on a recurring basis.

DESCRIPTION                                         INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted prices                                    $ 18,514
Level 2 - Other significant observable inputs              $ 21,114
Level 3 - Significant unobservable inputs                  $    --
--------------------------------------------------------------------------------
TOTAL                                                      $ 39,628
--------------------------------------------------------------------------------


NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences, if any, are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

                           PURISIMA ALL-PURPOSE FUND

                                                       All-Purpose

Cost of investments for tax purposes                   $    40,529
                                                       ===========
Gross tax unrealized appreciation                      $       --
Gross tax unrealized depreciation                      $       --
                                                       -----------
Net tax unrealized appreciation                        $       --
Undistributed ordinary income                          $       776
Other accumulated losses *                             $        (1)
                                                       -----------
Total accumulated earnings (losses)                    $       775
                                                       ===========

The tax compositions of dividends are as follows:


                                         Ordinary           Long Term
                                          Income          Capital Gains
                                          ------          -------------
Purisima All-Purpose
Fund
             2/28/2009                   $  900               $ 121
             8/31/2008                   $1,717                 --
* Under current tax law capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

NOTE 8 - RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedge Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

PURISIMA ALL-PURPOSE FUND

OTHER INFORMATION -

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On October 30, 2008, the Board of Trustees performed its annual review and renewal of the Investment Management Agreement for the All Purpose Fund for the one-year period commencing November 1, 2008. The Board of Trustees, including the Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on the Fund's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, advisory fee and expense comparisons, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund. The Board's Independent Trustees met separately to discuss the various factors summarized below, both without and then with legal counsel to the Fund, who is not independent legal counsel.

In deciding to renew the Agreement, the Board of Trustees did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

The Board recognized that the Fund has engaged in only minimal investment activities since its inception because its primary use has been reserved as an investment when the Adviser takes a defensive posture with respect to the securities markets. To date, the Fund has remained invested in U.S. Treasury securities and cash, with only an executive officer of the Adviser as its shareholder.

1. Nature, Extent and Quality of Services

THE ADVISER, ITS PERSONNEL AND ITS RESOURCES. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns the Board may have from time to time. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser's other client business and the continued DE MINIMIS size of the Fund.

OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders, especially upon its broader use under the circumstances contemplated by the Adviser.

2. Investment Performance

The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Trustees compared the Fund's total returns with a peer group of mutual funds objectively compiled using data from Morningstar, Inc., and noted the favorable performance of the Fund during various periods compared to those peer averages.

The Board recognized that the Fund's proposed defensive posture has not yet been implemented and the peer group funds, referred to as specialty equity funds, would serve as a better comparison at that time.

The Board concluded that the Adviser's performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

3. Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees and total expenses were reasonable compared to the median fee and expense levels of the comparable funds in the indices (meaning at or below the median). The Board noted that the Adviser had waived (and its continuing to waive) significant fees in respect of the Fund to maintain an overall expense limitation, thus indicating a substantial investment by the Adviser in that Fund. The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders. The Board then considered the fees charged to the Fund versus the Adviser's private clients, but agreed it was not an applicable comparison given the unique nature of the fund and the extra burden of administration, compliance, deadlines, risk and regulations associated with the Fund that do not apply to the private accounts. The Board determined that the respective peer groups provided a better comparison and it found the Fund's fees reasonable.

4. Adviser, Costs, Level of Profits and Economies of Scale

The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, and that no economies of scale applied. The Board concluded that the Fund's cost structure is reasonable.

5. Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser ceased the use of third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

6. Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

                  TRUSTEES AND OFFICER INFORMATION (Unaudited)

         The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

         The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:


                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                      PRINCIPAL                                       FUND
                                                      OCCUPATION(S)                                 COMPLEX              OTHER
NAME, ADDRESS,          POSITION(S) HELD    YEAR       DURING PAST                                OVERSEEN BY        DIRECTORSHIPS
DATE OF BIRTH             WITH TRUST      ELECTED(1)   FIVE YEARS                                   DIRECTOR             HELD
----------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher       President         1996        Chief Executive Officer and majority                2                None
(born 1950)             and Trustee                   shareholder of Fisher Investments, Inc.,
13100 Skyline Blvd.                                   the sole shareholder of the Adviser,
Woodside, CA 94062                                    and has served in such capacities since
                                                      the incorporation of the Adviser in 1986.
                                                      Prior thereto, he was the founder of
                                                      Fisher Investments, a sole proprietorship
                                                      which commenced operations in 1979.

Pierson E. Clair III    Trustee           1996        President and Chief Executive Officer of Brown      2              Signature
(born 1948)                                           & Haley since 1998 (fine confectioners);Vice                      Foods, Inc.
13100 Skyline Blvd.                                   President of Blummer Chocolate Company from
Woodside, CA 94062                                    1980 to 1997, where he had been employed
                                                      since 1970.

Scott LeFevre           Trustee           2001        Sole proprietor of LeFevre Capital Management,      2                None
(born 1957)                                           a registered investment adviser.
13100 Skyline Blvd.
Woodside, CA 94062

Alfred D. McKelvy, Jr.  Trustee           2003        President and Chief Executive Officer of            2              East Bay
(born 1948)                                           Omnimetric Services, LLC. since 2009,                             BOMA; BOMA
13100 Skyline Blvd.                                   Executive Director of the law firm of Berding                     California;
Woodside, CA 94062:                                   & Weil, LLP since 1990.                                          Heritage Bank
                                                                                                                   (Advisory Board).

Bryan F. Morse          Trustee           1996        Sole proprietor of Bryan F. Morse, RIA, a           2                None
(born 1952)                                           registered investment adviser since 1990.
13100 Skyline Blvd.
Woodside, CA 94062

Grover T. Wickersham    Trustee           1996        Attorney in private practice in Palo                2                None
(born 1949)                                           Alto, California. Prior to entering private
13100 Skyline Blvd.                                   practice in June of 1981, served as a Branch Chief of the
Woodside, CA 94062                                    Los Angeles Regional Office of the U.S.
                                                      Securities and Exchange Commission.

Tom Fishel              Chief             2005        Vice President and Chief Compliance Officer of      N/A             None
(born 1960)             Compliance                    the Adviser. Vice President of Charles Schwab
13100 Skyline Blvd.     Officer                       & Co., Inc. from 1995 to 2004, where he had
Woodside, CA 94062                                    been employed since 1983.

Keith Shintani          Secretary and     2006        Vice President of U.S. Bancorp Fund Services,       N/A            None
(born 1963)             Assistant                     LLC and its predecessor, Investment Company
2020 East Financial Way Treasurer                     Administration, LLC since 1998.
Glendora, CA 91741

-------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*   "Interested person" of the Trust, as defined in the 1940 Act.


                                                                                                                      NUMBER OF
                                                                                                                    PORTFOLIOS IN
                                                      PRINCIPAL                                                        FUND
                                                      OCCUPATION(S)                                 COMPLEX            OTHER
NAME, ADDRESS,          POSITION(S) HELD    YEAR       DURING PAST                                OVERSEEN BY        DIRECTORSHIPS
DATE OF BIRTH             WITH TRUST      ELECTED(1)   FIVE YEARS                                   DIRECTOR             HELD
----------------------------------------------------------------------------------------------------------------------------------

Michael Ricks           Treasurer          2006       Assistant Vice President of U.S.                  N/A              None
(born  1977)                                          Bancorp Fund Services, LLC since 2001.
2020 East Financial Way
Glendora, CA 91741



----------
(2) Trustees and officers of the Funds serve until their resignation, removal or retirement.



PRIVACY NOTICE

Fisher Asset Management, LLC (doing business as Fisher Investments) and the Purisima Funds collect non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Incorporated by reference to previous Form N-CSR filing.

     (2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICER PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) THE PURISIMA FUNDS

         By (Signature and Title)   /s/  KENNETH L. FISHER
                                  ----------------------------------------------
                                  Kenneth L. Fisher, President

         Date    May 5, 2009
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/  KENNETH L. FISHER
                                   ---------------------------------------------
                                    Kenneth L. Fisher, President

         Date   May 5, 2009
                ----------------------------------------------------------------

         By (Signature and Title)   /S/ MICHAEL RICKS
                                   ---------------------------------------------
                                    Michael Ricks, Treasurer

         Date   May 6, 2009
                ----------------------------------------------------------------